Property, plant and equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment

The changes in the amount of property, plant and equipment are as follows:

	Land, buildings and leasehold improvements	Machinery, equipment, furniture and fixtures	Total
At cost:
Balance January 1, 2012	167,874	454,950	622,824
Capital expenditures	23,355	44,807	68,162
Retirements and sales	(278)	(10,253)	(10,531)
Reclassification	428	(748)	(320)
Foreign currency translation effect	(3,499)	(13,127)	(16,626)
Balance December 31, 2012	187,880	475,629	663,509
Capital expenditures	1,580	15,483	17,063
Deconsolidation ASMPT	(145,290)	(322,398)	(467,688)
Retirements and sales	(13,792)	(10,966)	(24,758)
Reclassification from held for sale	3,393	—	3,393
Reclassification	—	(66)	(66)
Foreign currency translation effect	(4,824)	(15,823)	(20,647)
Balance December 31, 2013	28,947	141,859	170,806
Accumulated depreciation:
Balance January 1, 2012	77,096	285,548	362,644
Depreciation for the year	12,420	35,282	47,702
Retirements and sales	(81)	(9,558)	(9,639)
Reclassification	3	(323)	(320)
Foreign currency translation effect	(2,061)	(10,253)	(12,314)
Balance December 31, 2012	87,377	300,696	388,073
Depreciation for the year	4,502	15,545	20,047
Deconsolidation ASMPT	(64,699)	(192,581)	(257,280)
Retirements and sales	(13,700)	(7,089)	(20,789)
Reclassification	—	(66)	(66)
Foreign currency translation effect	(2,751)	(12,959)	(15,710)
Balance December 31, 2013	10,729	103,546	114,275
Property, plant and equipment, net:
December 31, 2012	100,503	174,933	275,436
December 31, 2013	18,218	38,313	56,531

Useful lives in years:	Buildings and leasehold improvements	10-25
	Machinery and equipment	2-10
	Furniture and fixtures	2-10

As per December 31, 2013, the carrying amount includes assets under construction for land, buildings and leasehold improvements of nil (2012: €2,962), machinery, equipment, furnitures and fixtures of €11,483 (2012: €12,963).